Exhibit 99.1

World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
December 31, 2020

Dates Covered
Collections Period	12/01/20 - 12/31/20
Interest Accrual Period	12/15/20 - 01/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/20	246,166,029.96	17,344
Yield Supplement Overcollateralization Amount 11/30/20	11,301,174.64	0
Receivables Balance 11/30/20	257,467,204.60	17,344
Principal Payments	13,249,223.83	475
Defaulted Receivables	361,793.21	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/20	10,432,293.63	0
Pool Balance at 12/31/20	233,423,893.93	16,847

Pool Statistics	$ Amount	# of Accounts
Pool Factor	27.67%
Prepayment ABS Speed	1.33%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	3,209,512.16	174
Past Due 61-90 days	769,113.12	45
Past Due 91-120 days	189,785.61	11
Past Due 121+ days	0.00	0
Total	4,168,410.89	230

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.71%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.39%
Delinquency Trigger Occurred	NO

Recoveries	77,344.83
Aggregate Net Losses/(Gains) - December 2020	284,448.38
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.33%
Prior Net Losses Ratio	0.13%
Second Prior Net Losses Ratio	0.47%
Third Prior Net Losses Ratio	0.04%
Four Month Average	0.49%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.02%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	8,171,418.89
Weighted Average APR	2.96%
Weighted Average APR, Yield Adjusted	6.07%
Weighted Average Remaining Term	35.09

Flow of Funds	$ Amount
Collections	16,572,929.09
Investment Earnings on Cash Accounts	151.20
Servicing Fee(1)	(214,556.00)
Transfer to Collection Account	0.00
Available Funds	16,358,524.29

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	520,122.78
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	4,570,717.14
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,171,418.89
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,418,491.81
(10) Collection Account Redeposits	613,000.00

Total Distributions of Available Funds	16,358,524.29
Servicing Fee	214,556.00
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 12/15/20	237,994,611.07
Principal Paid	12,742,136.03
Note Balance @ 01/15/21	225,252,475.04

Class A-1
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-2
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-3
Note Balance @ 12/15/20	141,754,611.07
Principal Paid	12,742,136.03
Note Balance @ 01/15/21	129,012,475.04
Note Factor @ 01/15/21	47.2919630%

Class A-4
Note Balance @ 12/15/20	71,720,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	71,720,000.00
Note Factor @ 01/15/21	100.0000000%

Class B
Note Balance @ 12/15/20	24,520,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	24,520,000.00
Note Factor @ 01/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	584,896.45
Total Principal Paid	12,742,136.03
Total Paid	13,327,032.48

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	339,029.78
Principal Paid	12,742,136.03
Total Paid to A-3 Holders	13,081,165.81

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7285343
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.8713268
Total Distribution Amount	16.5998611

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.2427778
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.7087098
Total A-3 Distribution Amount	47.9514876

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	358.71
Noteholders' Principal Distributable Amount	641.29

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/20	2,042,854.72
Investment Earnings	51.91
Investment Earnings Paid	(51.91)
Deposit/(Withdrawal)	-
Balance as of 01/15/21	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,424,627.03	$1,203,967.58	$1,422,054.19
Number of Extensions	73	60	74
Ratio of extensions to Beginning of Period Receivables Balance	0.55%	0.45%	0.50%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.